Debt (Details Narrative)		1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 08, 2015 USD ($) shares	May 31, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Jun. 30, 2016 shares	Jun. 27, 2016 shares	Jul. 14, 2015
Debt Instrument [Line Items]
Proceeds from notes payable							$ 0	$ 204,895	$ 204,895	$ 1,741,667
Debt conversion, converted instrument, amount									0	2,100,000
Interest expense, debt				$ 90,317	$ 41,423		173,974	109,806	143,347	1,801,320
Amortization of financing costs		$ 7,142,100,000
Fair value adjustment of warrants				$ (9,739,500,000)	$ 0		$ (12,413,900,000)	$ 0
Merck Ghi Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term debt, gross									1,000,000	$ 1,000,000
Debt instrument, interest rate, stated percentage														8.00%
I P O [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares	350,000
Common stock percent										110.00%
Private Placement [Member]
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares												271,606	271,606
Over Allotment Option [Member]
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares	3,272,500
Common Stock [Member] | Over Allotment Option [Member]
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares	185,250
Loans Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage										8.00%
Commercial Paper [Member] | Common Stock [Member] | Merck Global Health Innovation Fund Llc [Member]
Debt Instrument [Line Items]
Long-term debt, gross									$ 1,000,000
Convertible Notes2015 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage			8.00%
Proceeds from other short-term debt			$ 1,500,000
Fair value adjustment of warrants	$ 700,000
Convertible Notes2015 [Member] | I P O [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares										75,000
Convertible Notes2015 [Member] | Before Closing Ipo [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion ratio			1.25
Convertible Notes2015 [Member] | After Closing Ipo [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion ratio			1.00
Convertible Notes2015 [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares			$ 1.00
Class of warrant or right, number of securities called by warrants or rights | shares										9,000
Demand Notes Payable [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount	$ 2,100,000
Convertible Notes2014 [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt						$ 1,500,000
Convertible Notes2014 [Member] | I P O [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares											60,000